Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

Note 11 - Long-Term Debt

The Company has a line of credit with the Federal Home Loan Bank secured by qualifying first lien and second mortgage loans, commercial real estate loans and investment securities with eligible collateral value of $64.6 million with remaining availability of $25.9 million at December 31, 2011. The long-term advances under this line amounted to $14.0 million and $24.0 million at December 31, 2011 and 2010, respectively. Interest rates ranged from 0.44% to 4.08% in 2011 and from 1.15% to 4.46% in 2010. The subsidiary banks also have standby letters of credit issued by the Federal Home Loan Bank to be used as collateral for public funds deposits. The amount of the letters of credit was $11.7 million at December 31, 2011.

During the second and third quarters of 2008, the Company began a private placement of up to 7,500 fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. These securities have a final maturity date of June 30, 2015 and may be redeemed by the Company after June 30, 2010. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.75%. The proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. At the end of the offering period the Company had raised $7.4 million that was outstanding at December 31, 2010. Once the final maturity drops under five years, the Company must impose a twenty percent reduction per year of the amount of the proceeds from the sale of these securities that is eligible to be counted as Tier 2 capital. At December 31, 2010 $1.5 million of the $7.4 million was excluded as Tier 2 capital. These securities were redeemed on March 31, 2011 and replaced with a new issue for subordinated debt securities discussed below.

During the second and third quarters of 2010, the Company began a private placement of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. These securities have a final maturity date of December 31, 2018 and may be redeemed by the Company after December 31, 2013. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.75%. The proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. At the end of the offering period the Company had raised $11.1 million that was outstanding at December 31, 2011.

On November 19, 2002, the Company executed a mortgage in the amount of $129,000 for the purchase of property for branch expansion. This loan bears interest at 6.00% and is to be paid in 60 quarterly installments of $3,277. The outstanding principal balance on this note was $65,621 at December 31, 2011 down from $74,456 at December 31, 2010.

On May 13, 2009, the Company executed a note payable in the amount of $200,000 for the purchase of existing leased office space. The note bears interest at 3.43% and is to be paid in four equal annual payments of $50,000. The outstanding balance of this note was $100,000 and $150,000 at December 31, 2011 and 2010 respectively.

As of December 31, 2011, the scheduled maturities of these advances and notes payable are as follows:

Year ending December 31,
(dollars in thousands)

2013	$12,560
2014	1,510
2015	11
2016	12
2017	13
Thereafter	11,127

Total	$25,233